Income Tax Narrative (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 29, 2012
Tax loss carryforwards
Net reduction in unrecognized tax benefits				$ 20.3
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions				$ 2.2	$ 20.4	$ 59.2
Statutory Federal income tax rate				35.00%	35.00%	35.00%
Unrecognized tax positions				$ 39.5	$ 59.8	$ 137.9	$ 109.2
Estimated interest and penalties				5.3	7.2	15.5
Retained Earnings Attributable to Foreign Subsidiaries Considered to be Indefinitely Invested				20.0
Deferred Tax Assets, Operating Loss Carryforwards				713.7
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities		$ 19.3		0.9	55.4	2.6
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	$ 8.1	$ 6.3		$ 9.6	18.4	$ 24.9
Unrecognized Tax Benefits Reductions Resulting From Multiple Causes					25.6
Minimum
Tax loss carryforwards
Statutes of limitations, term				3 years
Maximum
Tax loss carryforwards
Statutes of limitations, term				7 years
General Business
Tax loss carryforwards
Capital Loss Carryforwards, tax effect				$ 4.5	142.1
Other Current Liabilities [Member]
Tax loss carryforwards
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions			$ 19.3
Other Noncurrent Liabilities [Member]
Tax loss carryforwards
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions			$ 14.4
Europe
Tax loss carryforwards
Statutory Federal income tax rate				20.00%
Europe | General Business
Tax loss carryforwards
Capital Loss Carryforwards, tax effect				$ 734.4	17.6
Canada
Tax loss carryforwards
Statutory Federal income tax rate				26.00%
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities					34.9
Canada and Europe [Domain]
Tax loss carryforwards
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations					16.2
Foreign Tax Authority [Member] | General Business
Tax loss carryforwards
Capital Loss Carryforwards, tax effect				$ 160.5
State and Local Jurisdiction [Member] | General Business
Tax loss carryforwards
Capital Loss Carryforwards, tax effect					$ 8.6